INCOME TAXES - Schedule of (loss) income before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Total (loss) income before income taxes	¥ 14,362	$ 2,023	¥ (16,566)	¥ (392,837)
PRC
INCOME TAXES
Total (loss) income before income taxes	34,810		36,389	(375,963)
Hong Kong
INCOME TAXES
Total (loss) income before income taxes	(2,385)		(669)	(1,751)
Cayman Islands
INCOME TAXES
Total (loss) income before income taxes	(15,410)		(50,283)	(13,562)
Canada
INCOME TAXES
Total (loss) income before income taxes	¥ (2,653)		¥ (2,003)	¥ (1,561)